Other Receivables (Tables)	12 Months Ended
Dec. 31, 2015
Other Receivables, Net, Current [Abstract]
Schedule Of Other Receivables
	December 31	December 31
	2014	2015
Government institutions	1,577	3,442
Derivatives	375	-
Other	391	557

	2,343	3,999